UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-6275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

Balanced Fund	September 30, 2009

T. ROWE PRICE BALANCED FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 64.8%		
CONSUMER DISCRETIONARY 8.9%		
Auto Components 0.2%		
Aisin Seiki (JPY)	41,700	1,008
Autoliv, GDR (SEK)	24,807	837
GKN (GBP)(1)	524,513	955
Johnson Controls	38,200	976
Koito Manufacturing (JPY)(2)	55,000	757
		4,533
Automobiles 0.5%		
BMW (EUR)	93,382	4,508
Harley-Davidson (2)	143,500	3,300
Honda (JPY)(2)	50,000	1,516
Toyota Motor (JPY)	104,600	4,117
		13,441
Distributors 0.1%		
Genuine Parts	4,800	183
Jardine Cycle & Carriage (SGD)	72,000	1,234
		1,417
Diversified Consumer Services 0.4%		
Apollo Group, Class A (1)	42,200	3,109
Benesse Holdings (JPY)(2)	42,500	2,078
DeVry	2,300	127
H&R Block	221,400	4,069
		9,383
Hotels, Restaurants & Leisure 1.3%		
Carnival	46,300	1,541
Compass Group (GBP)	222,393	1,360
International Game Technology	167,700	3,602
Marriott, Class A (2)	171,427	4,730

McDonald's	140,403	8,013
MGM Mirage (1)	351,216	4,229
Mitchells & Butlers (GBP)(1)	146,057	608
Starbucks (1)	207,800	4,291
Starwood Hotels & Resorts Worldwide (2)	8,800	291
Wynn Macau (HKD)(1)	448,400	583
Wynn Resorts (1)(2)	700	49
Yum! Brands	132,200	4,463
		33,760
Household Durables 0.4%		
Fortune Brands	102,900	4,423
Harman International	3,400	115
Lennar, Class A	32,200	459
Makita (JPY)(2)	26,000	818
Newell Rubbermaid (2)	188,400	2,956
Sony, ADR	67,800	1,980
		10,751
Internet & Catalog Retail 1.1%		
Amazon.com (1)	205,200	19,157
Brown Group (GBP)	307,699	1,210
Expedia (1)(2)	155,400	3,722
Liberty Media Interactive, Class A (1)	29,600	325
priceline.com (1)(2)	21,300	3,532
		27,946
Leisure Equipment & Products 0.1%		
Hasbro	21,900	608
Nikon (JPY)(2)	71,000	1,290
		1,898
Media 2.4%		
Aegis Group (GBP)	359,260	645
Cablevision, Class A	294,000	6,982

Discovery Communications, Class A (1)(2)	138,250	3,994
Discovery Communications, Class C (1)	355,300	9,248
DISH Network (1)	147,700	2,845
Disney (2)	137,181	3,767
Informa (GBP)	107,997	544
Jupiter Telecommunications (JPY)	2,820	2,729
Lamar Advertising (1)(2)	8,000	220
Liberty Entertainment, Class A (1)	30,300	943
Liberty Media Capital, Class A (1)(2)	131,800	2,757
McGraw-Hill	134,522	3,382
News Corporation, Class A	31,700	380
Omnicom	29,743	1,099
Sanoma (EUR)(2)	90,601	2,003
Television Broadcasts (HKD)	158,000	684
Time Warner	378,067	10,881
Time Warner Cable, Class A (2)	172,493	7,433
WPP (GBP)	161,741	1,390
		61,926
Multiline Retail 0.7%		
Dollar Tree (1)(2)	8,700	423
Harvey Norman Holdings (AUD)	334,588	1,263
Kohl's (1)	239,400	13,658
PPR (EUR)(2)	20,512	2,633
		17,977
Specialty Retail 1.4%		
AutoZone (1)	4,400	643
Bed Bath & Beyond (1)	304,200	11,420
Esprit Holdings (HKD)(2)	242,100	1,627
GAP	95,700	2,048
Home Depot	329,500	8,778
Inditex (EUR)(2)	34,330	1,972
Lowe's	245,400	5,139

O'Reilly Automotive (1)(2)	30,700	1,109
Sherwin-Williams (2)	1,800	108
Staples (2)	7,000	162
TJX	55,800	2,073
		35,079
Textiles, Apparel & Luxury Goods 0.3%		
Adidas (EUR)	62,631	3,315
Cie Financ Richemont (CHF)	67,700	1,917
Coach	29,400	968
Nike, Class B	24,900	1,611
		7,811
Total Consumer Discretionary		225,922
CONSUMER STAPLES 4.9%		
Beverages 1.0%		
Coca-Cola	182,461	9,798
Compania Cervecerias Unidas, ADR	30,700	1,054
Kirin Holdings (JPY)	111,000	1,697
Pepsi Bottling Group	9,400	343
PepsiCo	156,379	9,173
Pernod-Ricard (EUR)(2)	36,251	2,883
		24,948
Food & Staples Retailing 1.3%		
Costco Wholesale	7,400	418
CVS Caremark	240,478	8,595
FamilyMart (JPY)(2)	44,900	1,444
Kroger	17,800	367
Sysco	34,967	869
Tesco (GBP)	794,190	5,082
Wal-Mart	326,476	16,027
Walgreen	40,538	1,519

Whole Foods Market (1)(2)	14,200	433
		34,754
Food Products 1.0%		
Archer-Daniels-Midland	18,400	538
Campbell Soup	22,400	731
Dairy Crest (GBP)	221,095	1,355
General Mills	4,400	283
Goodman Fielder (AUD)	654,049	964
Hershey Foods (2)	7,700	299
House Foods (JPY)(2)	44,000	735
J.M. Smucker	15,957	846
Kellogg	33,800	1,664
Kraft Foods, Class A	120,134	3,156
Nestle (CHF)(2)	210,248	8,969
Sara Lee	248,200	2,765
Unilever (GBP)	124,430	3,554
		25,859
Household Products 0.8%		
Clorox	22,900	1,347
Colgate-Palmolive	10,400	793
Kimberly-Clark	101,505	5,987
Procter & Gamble	203,348	11,778
		19,905
Personal Products 0.3%		
Avon	82,700	2,808
Kobayashi Pharmaceutical (JPY)(2)	26,100	1,187
L'Oreal (EUR)	29,103	2,909
		6,904
Tobacco 0.5%		
Altria Group	233,395	4,157

Philip Morris International	172,695	8,417
		12,574
Total Consumer Staples		124,944
ENERGY 6.8%		
Energy Equipment & Services 1.9%		
Baker Hughes	97,406	4,156
BJ Services	250,700	4,871
Cameron International (1)	61,500	2,326
China Oilfield Services, H Shares (HKD)(2)	1,032,000	962
Diamond Offshore Drilling (2)	3,300	315
FMC Technologies (1)(2)	80,194	4,189
Fugro, GDS (EUR)	16,390	948
Halliburton	17,200	467
Modec (JPY)	34,900	710
Saipem (EUR)	74,028	2,228
Schlumberger	343,946	20,499
Smith International (2)	185,300	5,318
Subsea 7 (NOK)(1)(2)	123,500	1,663
		48,652
Oil, Gas & Consumable Fuels 4.9%		
Beach Petroleum (AUD)	1,660,717	1,097
BG Group (GBP)	85,948	1,496
BP (GBP)	189,860	1,682
BP, ADR (2)	64,200	3,417
Cabot Oil & Gas	14,900	533
Chevron	117,600	8,283
ConocoPhillips	85,000	3,839
CONSOL Energy	103,700	4,678
Devon Energy	14,300	963
EOG Resources	78,400	6,547
ExxonMobil	309,098	21,207

Hess	11,700	625
Massey Energy (2)	1,500	42
Murphy Oil	123,060	7,084
Newfield Exploration (1)	28,100	1,196
Occidental Petroleum	34,000	2,666
Peabody Energy	21,300	793
Petroleo Brasileiro, ADR	28,000	1,101
Range Resources (2)	9,000	444
Repsol (EUR)	69,100	1,883
Royal Dutch Shell, A Shares, ADR	122,600	7,011
Royal Dutch Shell, B Shares (GBP)	14,309	397
Royal Dutch Shell, B Shares, ADR	100,100	5,583
Southwestern Energy (1)	105,300	4,494
Spectra Energy	410,600	7,777
StatoilHydro (NOK)	329,350	7,402
StatoilHydro, ADR	45,800	1,032
Suncor Energy	90,400	3,124
Sunoco (2)	124,900	3,553
Total (EUR)(2)	62,844	3,741
Total, ADR	122,900	7,283
Valero Energy	32,200	624
Williams Companies	50,800	908
XTO Energy	43,900	1,814
		124,319
Total Energy		172,971
FINANCIALS 12.0%		
Capital Markets 3.5%		
Ameriprise Financial	227,306	8,258
Bank of New York Mellon	91,401	2,650
BlackRock (2)	4,400	954
Charles Schwab	225,300	4,315
Close Brothers Group (GBP)	62,356	793

Credit Suisse (CHF)	6,900	384
Deutsche Bank (EUR)	28,752	2,207
Franklin Resources	87,839	8,837
GAM Holding (CHF)	39,345	1,970
Goldman Sachs	115,296	21,255
Invesco	68,900	1,568
Janus Capital Group (2)	26,300	373
Lazard (2)	158,000	6,527
Macquarie Group (AUD)	46,039	2,371
Morgan Stanley	197,646	6,103
Northern Trust	119,000	6,921
State Street	284,000	14,939
		90,425
Commercial Banks 3.0%		
Allied Irish Banks (EUR)(1)	296,423	1,393
Australia & New Zealand Banking (AUD)	174,569	3,742
Banco Santander (EUR)	255,264	4,124
Barclays, ADR (1)(2)	135,375	3,200
BB&T	61,400	1,673
BNP Paribas (EUR)	49,949	3,995
BNP Paribas, Rights, 10/13/09 (EUR)(1)	49,949	108
China Citic Bank (HKD)(2)	4,305,000	2,837
DBS Group (SGD)	193,000	1,806
DNB Holdings (NOK)(1)(2)	230,200	2,672
Fifth Third Bancorp	141,300	1,432
First Horizon National (2)	376,848	4,986
Intesa Sanpaolo (EUR)(1)	515,498	2,282
KeyCorp	616,200	4,005
Marshall & Ilsley (2)	61,799	499
Nordea Bank (SEK)(2)	242,673	2,445
PNC Financial Services Group	29,000	1,409
Societe Generale (EUR)	29,013	2,338
Standard Chartered (GBP)	193,290	4,766

Sumitomo Mitsui Financial (JPY)(2)	32,700	1,132
Sumitomo Trust & Banking (JPY)(2)	304,000	1,598
SunTrust (2)	70,600	1,592
Swedbank (SEK)(1)(2)	139,307	1,330
Swedbank, Rights, 10/9/09 (SEK)(1)	104,480	206
The Bank of Yokohama (JPY)	261,000	1,270
U.S. Bancorp	308,700	6,748
Wells Fargo	468,103	13,191
		76,779
Consumer Finance 0.6%		
American Express	342,101	11,597
SLM Corporation (1)(2)	488,300	4,258
		15,855
Diversified Financial Services 2.2%		
Bank of America	1,236,954	20,929
Citigroup	655,368	3,172
CME Group (2)	2,200	678
Deutsche Boerse (EUR)	14,761	1,206
ING Groep, GDS (EUR)(1)	76,729	1,371
IntercontinentalExchange (1)	38,400	3,732
JPMorgan Chase	544,110	23,843
Moody's (2)	17,300	354
NYSE Euronext (2)	41,700	1,205
		56,490
Insurance 1.9%		
AFLAC	106,000	4,531
Aon	102,300	4,163
Assurant	21,900	702
Aviva (GBP)	129,916	931
AXA (EUR)	113,722	3,077
Berkshire Hathaway, Class A (1)(2)	22	2,222
Chubb	26,300	1,326

CNP Assurances (EUR)	29,585	3,015
Genworth Financial, Class A	33,700	403
Hartford Financial Services	11,600	307
Lincoln National	22,100	573
Loews	22,300	764
Marsh & McLennan	170,600	4,219
MetLife (2)	15,800	602
Munich Re (EUR)	21,300	3,398
Principal Financial Group	17,500	479
Prudential (GBP)	203,613	1,959
Prudential Financial	28,600	1,427
QBE Insurance (AUD)	133,044	2,814
Sony Financial Holdings (JPY)	848	2,427
Sun Life Financial (CAD)	86,400	2,707
Suncorp-Metway (AUD)	129,283	1,008
The Travelers Companies	41,026	2,020
Willis Group Holdings	77,800	2,196
		47,270
Real Estate Investment Trusts (REITs) 0.4%		
Avalonbay Communities, REIT (2)	8,800	640
Boston Properties, REIT (2)	12,100	793
Great Portland Estates (GBP)	148,051	626
Kimco Realty, REIT (2)	17,800	232
Mirvac Group (AUD)	1,151,921	1,700
Simon Property Group, REIT (2)	23,769	1,650
Unibail-Rodamco (EUR)(2)	15,838	3,295
		8,936
Real Estate Management & Development 0.4%		
China Overseas Land & Investment (HKD)(2)	640,159	1,373
Goldcrest Company (JPY)(2)	28,000	842
Mitsui Fudosan (JPY)(2)	88,000	1,475

St. Joe (1)(2)	192,500	5,605
		9,295
Total Financials		305,050

HEALTH CARE 7.9%

Biotechnology 1.3%

Amgen (1)	181,601	10,938
Biogen Idec (1)	14,200	717
Celgene (1)	140,200	7,837
Cephalon (1)(2)	6,500	379
CSL (AUD)	81,183	2,390
Genzyme (1)	6,000	340
Gilead Sciences (1)	245,000	11,412
Vertex Pharmaceuticals (1)(2)	3,400	129
		34,142

Health Care Equipment & Supplies 1.7%

Alcon	3,000	416
Baxter International	101,547	5,789
Becton, Dickinson & Company	6,882	480
Boston Scientific (1)	19,500	207
C.R. Bard (2)	20,700	1,627
CareFusion (1)	169,436	3,694
Covidien	146,001	6,316
Dentsply International (2)	9,700	335
Elekta, B Shares (SEK)(2)	135,730	2,633
Hospira (1)	8,000	357
Intuitive Surgical (1)	14,300	3,750
Medtronic	198,965	7,322
St. Jude Medical (1)	151,100	5,894
Stryker (2)	51,600	2,344
Terumo (JPY)(2)	26,700	1,462
		42,626

Health Care Providers & Services 1.7%		
Aetna	24,500	682
Cardinal Health	115,372	3,092
CIGNA	123,300	3,463
DaVita (1)	10,400	589
Express Scripts (1)	118,000	9,154
Humana (1)	13,400	500
McKesson	118,800	7,075
Medco (1)	222,380	12,300
Toho Holdings (JPY)	23,900	329
UnitedHealth Group	40,350	1,010
WellPoint (1)	94,700	4,485
		42,679
Health Care Technology 0.1%		
Cerner (1)(2)	18,800	1,406
		1,406
Life Sciences Tools & Services 0.0%		
Life Technologies (1)	10,200	475
Waters Corporation (1)	7,700	430
		905
Pharmaceuticals 3.1%		
Abbott Laboratories	66,900	3,310
Allergan	127,200	7,220
Astellas Pharma (JPY)	43,100	1,771
Bristol Myers Squibb	100,281	2,258
Chugai Pharmaceutical (JPY)(2)	46,500	960
Elan, ADR (1)(2)	58,400	415
Eli Lilly	46,700	1,543
GlaxoSmithKline (GBP)	64,784	1,275
GlaxoSmithKline, ADR	99,900	3,947
Johnson & Johnson	226,992	13,822

Merck (2)	220,736	6,982
Novo Nordisk (DKK)	4,400	276
Pfizer	329,201	5,448
Roche Holding - Genusscheine (CHF)(2)	38,856	6,290
Rohto Pharmaceutical (JPY)	76,000	1,036
Sanofi-Aventis (EUR)	69,703	5,117
Schering-Plough	182,260	5,149
Shire, ADR	4,300	225
Teva Pharmaceutical, ADR	68,500	3,463
Wyeth	195,059	9,476
		79,983
Total Health Care		201,741

INDUSTRIALS & BUSINESS SERVICES 6.1%

Aerospace & Defense 1.1%

Boeing	37,200	2,014
Finmeccanica S.p.A. (EUR)	116,191	2,056
General Dynamics	16,100	1,040
Goodrich	27,000	1,467
Honeywell International	98,569	3,662
Lockheed Martin	61,778	4,824
Northrop Grumman	14,900	771
Precision Castparts	12,300	1,253
QinetiQ (GBP)	516,102	1,161
Raytheon	65,800	3,156
Rockwell Collins (2)	7,400	376
Rolls-Royce (GBP)(1)	157,931	1,189
United Technologies	88,292	5,380
		28,349

Air Freight & Logistics 0.2%

C.H. Robinson Worldwide (2)	8,000	462
Expeditors International of Washington	41,300	1,452

FedEx	9,200	692
UPS, Class B	41,900	2,366
		4,972
Airlines 0.3%		
Southwest Airlines (2)	782,401	7,511
		7,511
Building Products 0.0%		
Masco	51,191	661
		661
Commercial Services & Supplies 0.4%		
Cintas (2)	4,600	139
Republic Services	272,675	7,245
Stericycle (1)(2)	14,500	703
Waste Management	53,500	1,595
		9,682
Construction & Engineering 0.4%		
Bouygues (EUR)(2)	48,713	2,483
Carillion (GBP)	304,948	1,342
China Railway Construction, H Shares (HKD)(2)	1,403,500	1,855
Fluor	55,700	2,833
Foster Wheeler (1)	5,800	185
Quanta Services (1)(2)	7,600	168
		8,866
Electrical Equipment 0.4%		
ABB (CHF)(2)	70,078	1,408
Alstom (EUR)(2)	31,422	2,298
Cooper Industries	15,000	564
Emerson Electric	17,800	713
Mitsubishi Electric (JPY)(2)	420,000	3,155
Prysmian (EUR)	87,706	1,648

Rockwell Automation (2)	23,500	1,001
		10,787
Industrial Conglomerates 1.6%		
3M	162,800	12,015
DCC (EUR)	96,570	2,500
GE	898,701	14,757
Hutchison Whampoa (HKD)	204,000	1,461
McDermott International (1)	53,500	1,352
Philips Electronics (EUR)	75,474	1,840
SembCorp Industries (SGD)	912,060	2,179
Tyco International	96,100	3,313
		39,417
Machinery 1.0%		
Cargotec (EUR)(2)	35,376	833
Charter International (GBP)	86,378	948
Danaher (2)	198,918	13,391
Deere	72,600	3,116
Fanuc (JPY)(2)	9,500	849
Illinois Tool Works (2)	128,500	5,488
PACCAR (2)	30,400	1,146
Stanley Works	7,600	325
Toshiba Machine (JPY)(2)	110,000	403
		26,499
Marine 0.0%		
Nippon Yusen Kabushiki Kaish (JPY)	181,000	697
		697
Professional Services 0.1%		
Bureau Veritas (EUR)	25,529	1,441
Robert Half International (2)	10,300	258
		1,699

Road & Rail 0.4%		
Arriva (GBP)	169,961	1,363
Burlington Northern Santa Fe	8,900	711
Central Japan Railway (JPY)(2)	299	2,146
CSX	15,800	661
Norfolk Southern	11,700	504
Union Pacific	100,248	5,849
		11,234
Trading Companies & Distributors 0.2%		
Fastenal (2)	7,700	298
Mitsubishi (JPY)	132,200	2,655
Mitsui (JPY)	155,800	2,028
W. W. Grainger	1,700	152
		5,133
Total Industrials & Business Services		155,507
INFORMATION TECHNOLOGY 11.5%		
Communications Equipment 1.7%		
Alcatel-Lucent (EUR)(1)(2)	514,930	2,307
Alcatel-Lucent, ADR (1)(2)	603,900	2,712
Cisco Systems (1)	390,875	9,201
JDS Uniphase (1)	66,600	474
Juniper Networks (1)	349,100	9,433
Motorola	86,171	740
Nokia (EUR)	88,368	1,293
Nokia, ADR (2)	49,700	727
QUALCOMM	295,495	13,291
Research In Motion (1)	4,400	297
Tandberg ASA (NOK)(2)	72,500	1,739
		42,214

Computers & Peripherals 2.6%		
Apple (1)	185,700	34,423
Dell (1)	376,700	5,748
EMC (1)	136,100	2,319
Hewlett-Packard	148,721	7,021
IBM	125,599	15,023
NetApp (1)	16,700	446
SanDisk (1)	27,100	588
Wacom (JPY)(2)	539	1,275
		66,843
Electronic Equipment, Instruments & Components 0.6%		
Agilent Technologies (1)(2)	21,300	593
Corning	106,400	1,629
First Solar (1)(2)	9,200	1,406
Hamamatsu Photonics (JPY)(2)	52,200	1,244
Hosiden (JPY)(2)	75,500	1,021
LG Display (KRW)	53,060	1,527
Nippon Electric Glass (JPY)(2)	183,000	1,656
Tyco Electronics	228,999	5,102
Venture (SGD)	93,000	591
		14,769
Internet Software & Services 1.3%		
eBay (1)	200	5
Google, Class A (1)	49,700	24,644
Monster Worldwide (1)(2)	4,600	80
Tencent Holdings (HKD)(2)	287,400	4,621
VeriSign (1)	88,643	2,100
Yahoo! (1)	34,500	615
		32,065
IT Services 1.4%		
Accenture, Class A	97,000	3,615

Automatic Data Processing	40,174	1,579
Companhia Brasileira de Meios Pagamento (BRL)	250,400	2,485
Computer Sciences (1)	10,600	559
Fidelity National Information (2)	11,900	304
Fiserv (1)(2)	96,100	4,632
Logica (GBP)	323,448	673
MasterCard, Class A	28,900	5,842
NS Solutions (JPY)	36,100	657
Paychex (2)	16,000	465
Visa, Class A (2)	71,800	4,962
Western Union	501,700	9,492
		35,265
Office Electronics 0.1%		
Canon (JPY)(2)	59,300	2,372
		2,372
Semiconductor & Semiconductor Equipment 1.8%		
Advanced Micro Devices (1)(2)	74,600	422
Altera (2)	97,100	1,991
Analog Devices	132,400	3,652
Applied Materials	67,375	903
ASML (EUR)	57,336	1,691
Broadcom, Class A (1)	138,900	4,263
Intel	418,400	8,188
KLA-Tencor (2)	10,600	380
Marvell Technology Group (1)	424,000	6,864
MEMC Electronic Materials (1)	15,200	253
Micron Technology (1)(2)	30,200	248
National Semiconductor (2)	99,500	1,420
Samsung Electronics (KRW)	2,027	1,397
Sumco (JPY)(2)	91,300	2,060
Taiwan Semiconductor (TWD)	797,969	1,602
Texas Instruments	273,100	6,470

Xilinx	224,299	5,253
		47,057
Software 2.0%		
Adobe Systems (1)	21,900	724
Autodesk (1)(2)	120,700	2,873
Autonomy (GBP)(1)	45,300	1,182
CA	48,000	1,055
Electronic Arts (1)(2)	176,180	3,356
Intuit (1)	16,100	459
McAfee (1)	138,400	6,060
Microsoft	1,292,427	33,461
Nintendo (JPY)	6,800	1,739
Red Hat (1)	46,400	1,282
		52,191
Total Information Technology		292,776
MATERIALS 2.7%		
Chemicals 1.2%		
Air Water (JPY)	75,000	862
Asahi Kasei (JPY)	197,000	995
BASF (EUR)	54,393	2,880
Dow Chemical (2)	23,711	618
DuPont	168,119	5,403
Hitachi Chemical (JPY)(2)	64,300	1,304
Monsanto	64,600	5,000
Mosaic	2,500	120
Potash Corporation of Saskatchewan	2,600	235
Praxair	93,000	7,597
Sigma Aldrich (2)	4,900	265
Syngenta (CHF)(2)	7,107	1,632
Tosoh (JPY)(2)	223,000	561
Umicore (EUR)(2)	49,889	1,496

Wacker Chemie (EUR)(2)	15,214	2,372
		31,340
Construction Materials 0.1%		
Boral (AUD)	174,526	934
CEMEX, Equity Units (MXN)	542,692	700
Vulcan Materials (2)	16,000	865
		2,499
Metals & Mining 0.8%		
AK Steel (2)	12,500	247
Alcoa (2)	155,400	2,039
BHP Billiton (AUD)	88,914	2,938
BHP Billiton (GBP)	76,200	2,094
Freeport-McMoRan Copper & Gold	42,700	2,930
Kobe Steel (JPY)(2)	598,000	1,039
Newmont Mining	22,400	986
Nucor (2)	18,800	884
Rio Tinto (AUD)	71,320	3,710
SSAB AB (SEK)(2)	132,495	2,049
USX-U.S. Steel Group (2)	39,700	1,761
		20,677
Paper & Forest Products 0.6%		
International Paper	214,170	4,761
MeadWestvaco	166,200	3,708
Weyerhaeuser	166,873	6,116
		14,585
Total Materials		69,101
TELECOMMUNICATION SERVICES 2.0%		
Diversified Telecommunication Services 1.0%		
AT&T	442,062	11,940
France Telecom (EUR)	101,896	2,726

Hutchison Telecommunications Hong Kong (HKD)	3,510,000	587
Qwest Communications International (2)	181,700	692
Singapore Telecommunications (SGD)	468,000	1,075
Telefonica SA (EUR)	218,278	6,025
Telstra (AUD)	422,635	1,217
Verizon Communications	8,000	242
		24,504
Wireless Telecommunication Services 1.0%		
America Movil, ADR	61,700	2,704
American Tower, Class A (1)	220,200	8,015
Crown Castle International (1)	31,700	994
Hutchison Telecommunications (HKD)	1,140,000	236
KDDI (JPY)	428	2,408
MetroPCS Communications (1)(2)	67,600	633
NII Holdings, Class B (1)	7,000	210
Sprint Nextel (1)	1,128,200	4,456
Vodafone (GBP)	501,006	1,125
Vodafone, ADR (2)	261,900	5,893
		26,674
Total Telecommunication Services		51,178
UTILITIES 2.0%		
Electric Utilities 1.1%		
Allegheny Energy	16,600	440
American Electric Power	41,200	1,277
Duke Energy (2)	37,200	586
E.ON AG (EUR)	138,594	5,885
Edison International	14,900	500
Entergy	105,878	8,455
Exelon	27,680	1,373
FirstEnergy	21,900	1,001
FPL Group	8,700	481

PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.0%		
Automobiles 0.0%		
Volkswagen (EUR)	10,454	1,217
Total Consumer Discretionary		1,217
HEALTH CARE 0.1%		
Health Care Equipment & Supplies 0.1%		
Fresenius (EUR)	36,911	2,163
Total Health Care		2,163
Total Preferred Stocks (Cost $3,233)		3,380
CONVERTIBLE PREFERRED STOCKS 0.1%		
FINANCIALS 0.1%		
Commercial Banks 0.1%		
Fifth Third Bancorp	27,000	3,235
Total Financials		3,235
INFORMATION TECHNOLOGY 0.0%		
Communications Equipment 0.0%		
Lucent Technologies	700	535
Total Information Technology		535
Total Convertible Preferred Stocks (Cost $1,867)		3,770
CONVERTIBLE BONDS 0.2%		
Alcoa, 5.25%, 3/15/14	506,000	1,115
Ford Motor, 4.25%, 12/15/36	450,000	456
International Game Technology, 3.25%, 5/1/14 (3)	624,000	818

Newell Rubbermaid, 5.50%, 3/15/14	529,000	1,044
Newmont Mining, 1.625%, 7/15/17	226,000	265
U.S. Steel, 4.00%, 5/15/14	262,000	418
Total Convertible Bonds (Cost $2,649)		4,116

CORPORATE BONDS 7.1%

Abbey National, 7.95%, 10/26/29	1,000,000	1,047
ACE INA Holdings, 5.90%, 6/15/19	335,000	367
Air Products & Chemicals, 4.15%, 2/1/13	300,000	313
Airgas, 4.50%, 9/15/14	235,000	238
Allegheny Energy Supply, 6.75%, 10/15/39 (3)	190,000	193
Allstate, 5.55%, 5/9/35	1,000,000	1,021
AMB Property, 6.30%, 6/1/13	225,000	220
AMB Property, 5.90%, 8/15/13	395,000	378
America Movil, 5.50%, 3/1/14	745,000	783
America Movil, 5.625%, 11/15/17	500,000	519
America Movil, 6.375%, 3/1/35	1,000,000	1,047
American Express Bank, 3.15%, 12/9/11 (4)	2,275,000	2,365
American Express Bank, 5.50%, 4/16/13	1,000,000	1,050
American Express Credit, 5.875%, 5/2/13	775,000	823
Ameriprise Financial, 5.35%, 11/15/10 (2)	12,000	12
Ameriprise Financial, 7.30%, 6/28/19 (2)	290,000	324
Anheuser-Busch InBev, 6.875%, 11/15/19 (3)	900,000	1,024
Arcelormittal, 5.375%, 6/1/13	1,100,000	1,135
Arden Realty, 5.25%, 3/1/15	225,000	226
AT&T Broadband, 8.375%, 3/15/13	830,000	965
AT&T Wireless, 8.125%, 5/1/12	3,000,000	3,424
AvalonBay Communities, 5.75%, 9/15/16	530,000	540
AvalonBay Communities, 5.70%, 3/15/17	410,000	420

Bank of America, 3.125%, 6/15/12 (4)	2,300,000	2,395
Bank of America, 5.65%, 5/1/18	1,000,000	991
Bank of America Capital Trust VI, 5.625%, 3/8/35	1,000,000	731
Bank of New York Mellon, 5.45%, 5/15/19	1,450,000	1,573
Barclays Bank, 5.00%, 9/22/16	290,000	292
Barclays Bank, 5.20%, 7/10/14	560,000	590
Barrick Gold, 5.80%, 11/15/34	1,650,000	1,718
Baxter International, 5.375%, 6/1/18	500,000	542
BB&T, 4.75%, 10/1/12	935,000	977
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	110
Berkshire Hathaway Finance, 5.40%, 5/15/18 (2)	925,000	995
BHP Finance, 4.80%, 4/15/13	255,000	272
Black Hills, 9.00%, 5/15/14	675,000	784
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,355
Boston Properties, 5.00%, 6/1/15	100,000	97
Buckeye Partners, 5.50%, 8/15/19	715,000	728
Buckeye Partners, 6.05%, 1/15/18	300,000	316
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,133
Burlington Northern Railroad, 7.33%, 6/23/10	56,867	58
Burlington Northern Santa Fe, 5.65%, 5/1/17	460,000	495
Burlington Northern Santa Fe, 6.15%, 5/1/37 (2)	650,000	728
Canadian Natural Resources, 6.45%, 6/30/33	500,000	535
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	232
Capital One Bank, 6.50%, 6/13/13	475,000	494
Capital One Capital IV, VR, 6.745%, 2/17/37	1,000,000	760
Cardinal Health, 5.80%, 10/15/16	1,000,000	1,063
Caterpillar, 6.05%, 8/15/36	100,000	109
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,060
Citigroup, 2.875%, 12/9/11 (4)	1,300,000	1,344

Citigroup, 5.50%, 8/27/12	1,000,000	1,045
Citigroup, 5.50%, 4/11/13	650,000	666
Citigroup, 5.85%, 7/2/13	1,300,000	1,340
Citigroup, 6.125%, 5/15/18	250,000	245
Citigroup, 8.50%, 5/22/19	700,000	789
Comcast, 5.70%, 5/15/18	250,000	262
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,582
Consumers Energy, 4.00%, 5/15/10	1,000,000	1,015
Countrywide Financial, 6.25%, 5/15/16	708,000	713
Cox Communications, 6.25%, 6/1/18 (3)	300,000	322
Cox Communications, 7.125%, 10/1/12	850,000	948
Credit Suisse First Boston (USA), 7.125%, 7/15/32 (2)	750,000	929
Credit Suisse Guernsey, VR, 5.86%, 5/29/49	1,500,000	1,155
Credit Suisse New York, 5.30%, 8/13/19	700,000	716
CSC Holdings, 8.50%, 4/15/14 (3)	475,000	500
Delhaize, 6.50%, 6/15/17	400,000	438
Deutsche Bank AG London, 3.875%, 8/18/14	600,000	608
Developers Diversified Realty, 4.625%, 8/1/10 (2)	1,000,000	995
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	210
DIRECTV Holdings, 4.75%, 10/1/14 (3)	240,000	241
Discover Financial Services, 10.25%, 7/15/19	800,000	922
Discovery Communications, 5.625%, 8/15/19	400,000	414
Du Pont El de Nemours, 5.00%, 1/15/13	500,000	539
Duke Realty, 6.25%, 5/15/13	700,000	700
Dun & Bradstreet, 5.50%, 3/15/11	1,000,000	1,027
EDP Finance, 4.90%, 10/1/19 (3)	555,000	558
Enbridge, 5.80%, 6/15/14	870,000	941
EnCana, 5.90%, 12/1/17	1,000,000	1,069
Energy East, 6.75%, 9/15/33	1,000,000	1,135

Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,072
Enterprise Products Operations, 6.30%, 9/15/17	195,000	211
EOG Resources, 6.875%, 10/1/18	500,000	591
ERAC USA Finance Company, 8.00%, 1/15/11 (3)	1,000,000	1,041
Express Scripts, 6.25%, 6/15/14	320,000	353
FPL Group Capital, 5.35%, 6/15/13	800,000	854
GATX Corporation, 5.50%, 2/15/12	325,000	333
GE Capital, 5.625%, 5/1/18	1,625,000	1,621
GE Capital, 5.90%, 5/13/14	920,000	991
GE Capital, 6.875%, 1/10/39	600,000	621
GE Global Insurance Solutions, 7.75%, 6/15/30	100,000	98
General Mills, 5.70%, 2/15/17	900,000	984
Goldman Sachs, 3.25%, 6/15/12 (4)	1,250,000	1,306
Goldman Sachs, 5.625%, 1/15/17	1,200,000	1,215
Goldman Sachs, 6.00%, 5/1/14	245,000	266
Goldman Sachs, 6.15%, 4/1/18	600,000	629
Goldman Sachs, 6.75%, 10/1/37	700,000	723
Goldman Sachs Capital I, 6.345%, 2/15/34	2,025,000	1,882
Home Depot, 5.40%, 3/1/16	525,000	549
Hospitality Properties Trust, 7.875%, 8/15/14 (2)	575,000	583
HSBC Bank USA, 5.875%, 11/1/34 (2)	950,000	976
HSBC USA, 3.125%, 12/16/11 (2)(4)	2,300,000	2,391
Hyatt Hotels, 5.75%, 8/15/15 (3)	900,000	934
IBM, 6.50%, 1/15/28	100,000	116
International Lease Finance, 4.875%, 9/1/10 (2)	1,065,000	1,001
J.C. Penney, 9.00%, 8/1/12	500,000	544
Jefferies Group, 5.875%, 6/8/14	390,000	397
Jefferies Group, 6.25%, 1/15/36	1,250,000	1,000
JPMorgan Chase, 2.20%, 6/15/12 (4)	1,250,000	1,271

JPMorgan Chase, 4.65%, 6/1/14	800,000	839
JPMorgan Chase, 4.75%, 5/1/13	350,000	368
JPMorgan Chase, 5.75%, 1/2/13	1,200,000	1,279
JPMorgan Chase, 6.30%, 4/23/19	825,000	906
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,150,000	1,029
Kansas Gas & Electric, 6.70%, 6/15/19 (3)	280,000	321
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	968
Kroger, 5.00%, 4/15/13	375,000	397
Lowe's, 5.50%, 10/15/35	800,000	811
Lubrizol, 5.50%, 10/1/14	1,000,000	1,066
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	172
Manufacturers & Traders Trust Company, VR, 5.585% 12/28/20	1,834,000	1,459
Marathon Oil, 6.00%, 10/1/17	700,000	738
MassMutual Global Funding II, 3.625%, 7/15/12 (3)	520,000	524
Merrill Lynch, 6.11%, 1/29/37	900,000	850
Merrill Lynch, 6.50%, 7/15/18	1,000,000	1,019
Merrill Lynch, 6.75%, 6/1/28	700,000	693
Merrill Lynch, 7.75%, 5/14/38	425,000	481
MetLife, 6.75%, 6/1/16 (2)	290,000	322
MetLife Global Funding I, 5.125%, 6/10/14 (3)	360,000	377
MGM Mirage, 10.375%, 5/15/14 (3)	150,000	161
MGM Mirage, 11.125%, 11/15/17 (3)	200,000	221
Morgan Stanley, 5.625%, 1/9/12	1,000,000	1,060
Morgan Stanley, 6.25%, 8/9/26	755,000	787
Morgan Stanley, 6.625%, 4/1/18	1,750,000	1,848
Morgan Stanley, 6.75%, 4/15/11	100,000	106
Motorola, 8.00%, 11/1/11 (2)	350,000	374
National Rural Utilities, 3.875%, 9/16/15	280,000	281

National Rural Utilities, 5.50%, 7/1/13	725,000	792
Nevada Power, 5.875%, 1/15/15	500,000	532
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	111
Newmont Mining, 5.875%, 4/1/35	350,000	340
Newmont Mining, 6.25%, 10/1/39	325,000	323
News America, 6.15%, 3/1/37	750,000	736
News America, 6.20%, 12/15/34	500,000	494
News America, 9.25%, 2/1/13	590,000	688
Norfolk Southern, 7.80%, 5/15/27	19,000	24
Northeast Utilities, 5.65%, 6/1/13	650,000	667
Northern Trust, 4.625%, 5/1/14 (2)	235,000	253
Northern Trust, 6.50%, 8/15/18	250,000	285
Nynex, 9.55%, 5/1/10	84,784	88
Occidental Petroleum, 4.125%, 6/1/16	540,000	552
Omnicom Group, 6.25%, 7/15/19	960,000	1,028
Oracle, 3.75%, 7/8/14	750,000	778
Petro-Canada, 6.80%, 5/15/38	165,000	176
Plains All American Pipeline, 5.75%, 1/15/20 (2)	900,000	906
PNC Funding, 6.70%, 6/10/19	590,000	654
PPL Energy Supply, 6.40%, 11/1/11	940,000	1,009
Praxair, 4.625%, 3/30/15	1,000,000	1,079
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	1,050,000	1,014
Prudential Financial, 5.40%, 6/13/35	1,000,000	852
Prudential Financial, 6.10%, 6/15/17	1,000,000	1,024
PSEG Power, 6.95%, 6/1/12 (2)	1,300,000	1,424
Reckson Operating, 6.00%, 3/31/16	500,000	449
Regency Centers, 5.875%, 6/15/17	1,225,000	1,154
Republic Services, 5.50%, 9/15/19 (3)	400,000	413
Reynolds American, 7.25%, 6/1/13	1,000,000	1,085

Rio Tinto Finance, 6.50%, 7/15/18	900,000	974
Rogers Wireless, 6.375%, 3/1/14	2,000,000	2,210
Roper Industries, 6.25%, 9/1/19	300,000	312
SABMiller, 6.50%, 7/15/18 (3)	350,000	390
Sempra Energy, 6.50%, 6/1/16	475,000	526
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,070
SLM Corporation, 8.45%, 6/15/18	950,000	757
Southeast Supply Header, 4.85%, 8/15/14 (3)	250,000	256
Southern Company, 4.15%, 5/15/14	135,000	140
Southwest Airlines, 6.50%, 3/1/12	850,000	893
Sovereign Bancorp, 4.80%, 9/1/10	750,000	769
Spectra Energy Capital, 5.65%, 3/1/20	165,000	170
Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,362
Suncor Energy, 6.10%, 6/1/18	850,000	896
Sunoco, 4.875%, 10/15/14	1,750,000	1,767
Suntrust, 3.00%, 11/16/11 (4)	2,300,000	2,385
Svenska Handelsbanken, 4.875%, 6/10/14 (3)	625,000	655
Sysco, 5.25%, 2/12/18	200,000	214
Tampa Electric, 6.15%, 5/15/37 (2)	1,000,000	1,055
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,052
Telecom Italia Capital, 6.175%, 6/18/14	500,000	542
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,088
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	538
Thomson Reuters, 6.20%, 1/5/12	1,400,000	1,528
Thomson Reuters, 6.50%, 7/15/18 (2)	400,000	453
TIAA Global Markets, 5.125%, 10/10/12 (3)	400,000	431
Time Warner, 6.875%, 6/15/18	2,180,000	2,415
Time Warner Cable, 6.75%, 6/15/39	1,000,000	1,082
Time Warner Entertainment, 8.375%, 3/15/23	250,000	303

Transatlantic Holdings, 5.75%, 12/14/15	500,000	450
Transocean, 7.50%, 4/15/31	1,425,000	1,692
Travelers, 6.25%, 6/15/37	750,000	853
U.S. Bancorp, 4.20%, 5/15/14	1,200,000	1,257
Union Electric, 6.70%, 2/1/19 (2)	750,000	847
Union Pacific, 6.50%, 4/15/12	2,000,000	2,197
United Technologies, 6.125%, 7/15/38	925,000	1,068
Vale Overseas, 6.25%, 1/23/17	690,000	742
Valero Energy, 6.125%, 6/15/17 (2)	500,000	516
Veolia Environnement, 6.00%, 6/1/18	650,000	699
Verizon Communications, 5.50%, 2/15/18	500,000	522
Verizon Communications, 6.90%, 4/15/38	700,000	802
Verizon Global Funding, 6.875%, 6/15/12	130,000	145
Verizon Global Funding, 7.75%, 12/1/30	925,000	1,105
Verizon Wireless Capital, 5.55%, 2/1/14 (3)	625,000	675
Viacom, 6.25%, 4/30/16	425,000	458
Virginia Electric & Power, 4.75%, 3/1/13	100,000	105
Vodafone, 5.375%, 1/30/15	600,000	648
Vodafone, 5.625%, 2/27/17	1,200,000	1,272
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,650
Wal-Mart, 5.25%, 9/1/35	250,000	252
Wal-Mart, 6.20%, 4/15/38	325,000	371
Waste Management, 7.375%, 5/15/29	1,000,000	1,141
WEA Finance, 7.50%, 6/2/14 (3)	450,000	486
Wells Fargo, 5.625%, 12/11/17	2,000,000	2,103
Wells Fargo Bank, 6.45%, 2/1/11 (2)	100,000	106
Western & Southern Financial Group, 5.75%, 7/15/33 (3)	1,500,000	1,183
Westpac Banking, 4.20%, 2/27/15	700,000	712
Willis North America, 6.20%, 3/28/17	500,000	491

Xerox, 5.50%, 5/15/12	250,000	261
Xerox, 8.25%, 5/15/14	465,000	525
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	1,000,000	1,033
XTO Energy, 4.90%, 2/1/14	500,000	524
Total Corporate Bonds (Cost $175,061)		179,999

ASSET-BACKED SECURITIES 0.9%

Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	3,222
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	245,419	247
Captial One Multi-Asset Execution Trust Series 2007-C3, Class C3, VR 0.533%, 4/15/13	1,940,000	1,902
Citibank Credit Card Issuance Trust Series 2007-A5, Class A5 5.50%, 6/22/12	2,150,000	2,215
CNH Equipment Trust Series 2007-A, Class B 5.09%, 6/16/14	1,420,000	1,252
Connecticut RRB Special Purpose Series 2001-1, Class A5 6.21%, 12/30/11	4,289,489	4,432
GE Capital Credit Card Master Note Trust Series 2007-3, Class C, VR 0.543%, 6/15/13	2,750,000	2,662
Honda Auto Receivables Owner Trust Series 2007-1, Class A3 5.10%, 3/18/11	405,601	412
JPMorgan Auto Receivables Trust Series 2007-A, Class A4 5.19%, 2/15/14 (3)	3,875,000	3,957

Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (3)	1,208,503	1,081
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (3)	438,759	392
Nissan Auto Receivables Owner Trust Series 2007-A, Class A3 5.10%, 11/15/10	161,679	162
Total Asset-Backed Securities (Cost $21,954)		21,936

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.8%

American Tower Trust Series 2007-1A, Class AFX 5.42%, 4/15/37 (3)	1,500,000	1,450
American Tower Trust Series 2007-1A, Class D 5.957%, 4/15/37 (3)	1,300,000	1,260
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 4.855%, 10/25/34	288,771	261
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, VR 5.903%, 9/11/38	4,300,000	4,314
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,925,000	2,869
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A1 5.047%, 7/15/44	679,871	681
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, VR 5.399%, 7/15/44	1,825,000	1,800
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	3,992

Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	3,150,000	3,018
Credit Suisse First Boston Mortgage Securities Series 2005-C2, Class A4 4.832%, 4/15/37	4,600,000	4,654
GMAC Commercial Mortgage Securities Series 2001-C2, Class A2 6.70%, 4/15/34	4,076,730	4,252
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2 4.305%, 8/10/42	3,586,582	3,577
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3 6.26%, 3/15/33	2,084,785	2,139
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	4,400,000	4,194
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A1 5.17%, 5/15/47	3,424,303	3,513
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2 5.98%, 1/15/39	2,800,000	2,875
Total Non-U.S. Government Mortgage-Backed Securities (Cost $45,831)		44,849

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 10.4%

U.S. Government Agency Obligations 9.5% (5)

Federal Home Loan Mortgage		
5.00%, 12/1/35 - 8/1/37	2,519,493	2,610
5.50%, 3/1/18 - 12/1/18	1,010,701	1,082
6.00%, 9/1/17 - 8/1/38	1,969,944	2,085
6.50%, 8/1/32	147,685	159
7.00%, 6/1/32	167,507	182

Federal Home Loan Mortgage, ARM		
4.629%, 7/1/35	764,194	794
4.719%, 2/1/35	1,083,345	1,120
5.144%, 1/1/36	4,101,791	4,298
5.295%, 2/1/37	4,010,262	4,205
5.316%, 2/1/37	1,252,610	1,314
5.984%, 12/1/36	2,724,192	2,884
5.997%, 11/1/36	1,433,465	1,518
6.021%, 10/1/36	1,112,807	1,180
6.109%, 10/1/36	1,229,961	1,305
6.205%, 8/1/36	1,296,054	1,377
Federal Home Loan Mortgage, CMO, 5.50%, 7/15/28	1,768,805	1,849
Federal National Mortgage Assn.		
4.00%, 5/1/19	174,126	180
4.50%, 5/1/19 - 7/1/39	31,998,642	32,795
5.00%, 4/1/18 - 3/1/36	44,953,351	46,827
5.50%, 1/1/17 - 6/1/38	67,196,798	70,615
6.00%, 10/1/13 - 10/1/37	48,683,354	51,720
6.50%, 5/1/14 - 11/1/37	10,275,306	11,004
7.00%, 9/1/25 - 4/1/32	223,881	246
7.50%, 9/1/26	2,880	3
8.00%, 8/1/24 - 7/1/26	15,894	18
Federal National Mortgage Assn., ARM		
4.618%, 7/1/35	704,371	722
5.021%, 1/1/37	890,760	931
5.99%, 9/1/36	834,847	884
U.S. Dept. of Veteran Affairs, Vendee Mortgage Trust, CMO ARM, 9.597%, 3/15/25	65,339	72
		243,978

U.S. Government Obligations 0.9%		
Government National Mortgage Assn.		
4.50%, 5/20/39	1,812,272	1,842
5.00%, 9/20/33 - 6/15/39	5,275,684	5,474
5.50%, 2/20/34 - 2/20/39	5,251,949	5,528
6.00%, 2/15/14 - 8/20/34	1,389,753	1,476
6.50%, 6/15/23 - 6/20/39	2,167,369	2,312
7.00%, 12/15/23 - 3/15/31	434,072	474
7.50%, 1/15/23 - 1/15/27	260,376	284
8.00%, 11/15/17 - 11/15/25	197,340	213
8.50%, 2/15/17 - 6/20/26	130,482	142
9.00%, 2/15/20 - 6/20/20	70,680	77
9.50%, 8/15/20 - 8/20/22	39,146	43
10.00%, 8/20/19 - 1/20/20	1,503	2
11.00%, 9/15/10 - 1/15/16	28,154	30
11.50%, 10/15/10 - 11/15/15	60,931	66
Government National Mortgage Assn., ARM, 4.625%, 8/20/23	5,732	6
Government National Mortgage Assn., CMO, 5.50%, 5/20/31	4,186,000	4,433
		22,403
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $255,591)		266,381

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 7.1%

U.S. Government Agency Obligations 1.7% (5)		
Federal Farm Credit Bank, 5.75%, 1/18/11	1,930,000	2,056
Federal Home Loan Bank, 5.60%, 6/28/11	6,375,000	6,882
Federal Home Loan Mortgage, 4.125%, 7/12/10	2,000,000	2,059
Federal Home Loan Mortgage, 4.125%, 10/18/10 (2)	4,900,000	5,084
Federal National Mortgage Assn., 2.75%, 3/13/14 (2)	10,925,000	11,082

Federal National Mortgage Assn., 3.00%, 9/16/14 (2)	6,900,000	7,018
Federal National Mortgage Assn., 6.00%, 5/15/11	2,200,000	2,382
Federal National Mortgage Assn., 6.25%, 5/15/29 (2)	2,500,000	3,068
Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,329
		41,960
U.S. Treasury Obligations 5.4%		
U.S. Treasury Bonds, 3.50%, 2/15/39	3,700,000	3,353
U.S. Treasury Bonds, 4.50%, 5/15/38	5,300,000	5,705
U.S. Treasury Bonds, 4.75%, 2/15/37 (2)	700,000	781
U.S. Treasury Bonds, 5.25%, 2/15/29 (2)	475,000	552
U.S. Treasury Bonds, 5.375%, 2/15/31 (2)	1,270,000	1,510
U.S. Treasury Bonds, 6.00%, 2/15/26 (2)	200,000	248
U.S. Treasury Bonds, 6.25%, 5/15/30 (2)	625,000	818
U.S. Treasury Bonds, 6.50%, 11/15/26 (2) (14)	6,500,000	8,511
U.S. Treasury Bonds, 7.25%, 8/15/22 (2)	100,000	135
U.S. Treasury Bonds, 8.125%, 8/15/19 (2)	7,250,000	10,105
U.S. Treasury Bonds, 8.75%, 5/15/20 (2)	2,500,000	3,654
U.S. Treasury Notes, 0.875%, 3/31/11 (2)	3,000,000	3,010
U.S. Treasury Notes, 0.875%, 4/30/11 (2)	19,000,000	19,054
U.S. Treasury Notes, 0.875%, 5/31/11 (2)	4,000,000	4,010
U.S. Treasury Notes, 1.50%, 12/31/13 (2)	9,610,000	9,413
U.S. Treasury Notes, 1.75%, 11/15/11 (2)	21,000,000	21,318
U.S. Treasury Notes, 1.875%, 4/30/14 (2)	2,500,000	2,471
U.S. Treasury Notes, 2.00%, 9/30/10 (2)	5,215,000	5,294
U.S. Treasury Notes, 2.00%, 11/30/13 (2)	1,400,000	1,402
U.S. Treasury Notes, 2.375%, 8/31/10 (2)	3,500,000	3,562
U.S. Treasury Notes, 3.125%, 5/15/19 (2)	550,000	541
U.S. Treasury Notes, 3.50%, 2/15/18 (2)	8,900,000	9,093

U.S. Treasury Notes, 4.00%, 8/15/18 (2)	1,100,000	1,162
U.S. Treasury Notes, 4.25%, 11/15/13 (2)	1,200,000	1,311
U.S. Treasury Notes, 4.25%, 8/15/14 (2)	1,450,000	1,585
U.S. Treasury Notes, 4.25%, 8/15/15 (2)	8,275,000	9,013
U.S. Treasury Notes, 4.50%, 3/31/12 (2)	150,000	162
U.S. Treasury Notes, 4.625%, 10/31/11 (2)	9,100,000	9,780
U.S. Treasury Notes, 4.625%, 2/15/17 (2)	885,000	980
U.S. Treasury Notes, 4.75%, 8/15/17 (2)	150,000	167
		138,700
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $173,680)		180,660

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.8%

Abu Dhabi National Energy, 5.62%, 10/25/12 (3)	1,200,000	1,260
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,162
European Investment Bank, 3.00%, 4/8/14	1,435,000	1,436
European Investment Bank, 4.125%, 9/15/10	250,000	258
European Investment Bank, 4.625%, 5/15/14	1,000,000	1,072
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	515
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,230
Hydro-Quebec, 8.40%, 1/15/22	200,000	266
Inter-American Development Bank, 3.875%, 9/17/19	700,000	703
KfW, 4.25%, 6/15/10	1,000,000	1,025
KfW, 4.875%, 6/17/19	1,000,000	1,090
Malaysia, 7.50%, 7/15/11	420,000	463
Mubadala Development, 5.75%, 5/6/14 (3)	310,000	331
Pemex Project Funding Master Trust, 9.125%, 10/13/10	20,000	21
Petrobras International Finance, 5.875%, 3/1/18	750,000	782

Province of Nova Scotia, 5.125%, 1/26/17	800,000	854
Province of Ontario, 2.625%, 1/20/12 (2)	1,000,000	1,024
Republic of Brazil, 5.875%, 1/15/19	1,000,000	1,075
Republic of Brazil, 6.00%, 1/17/17	300,000	324
Republic of Chile, 5.50%, 1/15/13	115,000	129
Republic of Italy, 4.50%, 1/21/15	330,000	349
Republic of Italy, 5.375%, 6/15/33	330,000	347
Republic of South Africa, 6.50%, 6/2/14	250,000	276
United Mexican States, 7.50%, 1/14/12	2,000,000	2,220
Westpac Banking, 2.90%, 9/10/14 (3)(4)	1,100,000	1,097
Total Foreign Government Obligations & Municipalities (Cost $18,329)		19,309

MUNICIPAL SECURITIES 1.1%

Alaska 0.0%		
Alaska HFC, Single Family, 5.35%, 12/1/39	125,000	129
		129
Arizona 0.0%		
Arizona HFA, Banner Health, 6.00%, 1/1/27	250,000	276
Phoenix Civic Improvement Corp., Water, 5.00%, 7/1/39	375,000	405
Scottsdale IDA, Healthcare, 5.25%, 9/1/30	100,000	100
		781
California 0.1%		
Bay Area Toll Auth., 5.00%, 4/1/25	100,000	112
California Infrastructure & Economic Dev. Bank, Bay Area Toll 5.25%, 7/1/21 (Prerefunded 7/1/13) (6)	250,000	288
Capistrano Unified School Dist. No. 90-2, Talega 5.875%, 9/1/23	100,000	101
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	90,000	83

Massachusetts 0.1%		
Massachusetts Water Pollution Abatement Trust Water Resources Auth., 6.00%, 8/1/18	1,000,000	1,266
		1,266
Nebraska 0.0%		
Univ. of Nebraska Board of Regents, Omaha Health & Recreation 5.00%, 5/15/28	100,000	109
		109
Nevada 0.0%		
Las Vegas, Performance Art Centers, GO, 6.00%, 4/1/39	125,000	140
		140
New Jersey 0.0%		
New Jersey Economic Dev. Auth., Franciscan Oaks 5.75% 10/1/23	100,000	93
New Jersey Turnpike Auth., Build America, 7.414%, 1/1/40	415,000	513
		606
New Mexico 0.0%		
Jicarilla Apache Nation, 5.50%, 9/1/23	100,000	106
New Mexico Mortgage Fin. Auth., Single Family, 6.00%, 3/1/27	55,000	55
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	100,000	107
Total New Mexico		268
New York 0.1%		
Dormitory Auth. of the State of New York, Personal Income Tax Build America, 5.628%, 3/15/39	1,300,000	1,368
Long Island Power Auth., 6.00%, 5/1/33	125,000	144
Metropolitan Transportation Auth., Dedicated Tax Fund 7.336%, 11/15/39	240,000	298
New York City, GO, 5.00%, 4/1/20	120,000	132

New York City Transitional Fin. Auth., 5.75%, 11/15/20 (Prerefunded 5/15/10) (6)	45,000	47
New York City Transitional Fin. Auth., 5.875%, 11/1/16 (Prerefunded 5/1/10) (6)	30,000	31
New York Liberty Dev. Corp., Goldman Sachs, 5.25%, 10/1/35	300,000	308
New York Liberty Dev. Corp., Goldman Sachs, 5.50%, 10/1/37	125,000	133
Tobacco Settlement Fin. Corp., 5.50%, 6/1/20	125,000	135
		2,596
North Carolina 0.0%		
Charlotte Water & Sewer, 5.00%, 7/1/38	250,000	270
Charlotte-Mecklenberg Hosp. Auth., 5.00%, 1/15/45 (Prerefunded 1/15/15) (6)	250,000	290
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ. 5.00%, 1/1/38	250,000	270
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/26	125,000	135
		965
Ohio 0.0%		
Columbus Sewerage, 5.00%, 6/1/28	250,000	275
Ohio, Infrastructure Improvement, GO, 5.00%, 3/1/25	100,000	110
		385
Oklahoma 0.0%		
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32 (Prerefunded 2/1/12) (6)	100,000	118
		118
Pennsylvania 0.1%		
Pennsylvania, 5.00%, 1/1/18 (Prerefunded 1/1/13) (6)	2,500,000	2,808
Pennsylvania Housing Fin. Agency, Single Family 5.45%, 10/1/38	250,000	261

West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	250,000	253
		3,322
Puerto Rico 0.0%		
Puerto Rico, Commonwealth, 5.25%, 7/1/32 (Prerefunded 7/1/16) (6)	60,000	72
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20 (Prerefunded 12/1/13) (6)	165,000	188
		260
Tennessee 0.0%		
Clarksville Public Building Auth., Metropolitan Nashville & Davidson County, GO, VRDN, 0.30%, 7/1/26	500,000	500
Tennessee Energy Acquistion, Goldman Sachs 5.25%, 9/1/24	250,000	249
		749
Texas 0.1%		
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29 (Prerefunded 6/1/11) (6)	250,000	275
Houston, Water & Sewer, 5.75%, 12/1/16 (Prerefunded 12/1/12) (6)(9)	250,000	286
Lower Colorado River Auth., 5.75%, 5/15/37	125,000	132
SA Energy Acquisition Public Fac. Corp., Goldman Sachs 5.50%, 8/1/27	250,000	254
Texas, Build America, GO, 5.517%, 4/1/39	1,300,000	1,378
		2,325
Utah 0.1%		
Utah, GO, Build America, 4.554%, 7/1/24	1,000,000	1,034
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28	350,000	387
Utah Transit Auth., Build America, 5.937%, 6/15/39	900,000	987
		2,408

SECURITIES LENDING COLLATERAL 9.3%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2.0%		
Money Market Funds 1.7%		
T. Rowe Price Reserve Investment Fund, 0.30% (11)(13)	42,944,055	42,944
		42,944
Repurchase Agreements 0.3%		
Credit Suisse, Tri-Party, Dated 9/30/09, 0.08%, Delivery Value of $2,752,830 on 10/1/09, Collateralized by U.S. Government securities, 3.50% - 10.00%, 10/1/09 - 7/1/48 valued at $2,807,883	2,752,824	2,753
Merrill Lynch, Tri-Party, Dated 9/30/09, 0.07%, Delivery Value of $4,254,999 on 10/1/09, Collateralized by U.S. Government securities, 0.00% - 6.00%, 11/20/14 – 6/25/36, valued at $4,615,537	4,524,990	4,525
		7,278
Total Investments through Securities Lending Program with JPMorgan Chase Bank		50,222
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 7.3%		
Money Market Funds 7.3%		
T. Rowe Price Reserve Investment Fund, 0.30% (11)(13)	187,464,884	187,465
Total Investments through Securities Lending Program with State Street Bank and Trust Company		187,465
Total Securities Lending Collateral (Cost $237,687)		237,687
Total Investments in Securities		
110.7% of Net Assets (Cost $2,404,656)		$ 2,782,092

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at September 30, 2009 – total value of such securities at period-end amounts to $230,243. See Note 4.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $25,230 and represents 1.0% of net assets.

(4) Security issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.

(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(6) Prerefunded date is used in determining portfolio maturity.

(7) Insured by Financial Security Assurance Inc.

(8) Insured by ACA Financial Guaranty Corp.

(9) Insured by AMBAC Assurance Corp.

(10) Insured by Assured Guaranty U.S. Holdings

(11) Affiliated Companies

(12) SEC 30-day yield

(13) Seven-day yield

(14) All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2009.

ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CDA	Community Development Administration/Authority
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
DOT	Department of Transportation
EUR	Euro
GBP	British Pound
GDS	Global Depository Shares
GO	General Obligation
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/09	Value 12/31/08
T. Rowe Price Institutional Floating Rate Fund, 5.84%	$ 286	$ 315	$ 293	$ 6,484	$ 5,168
T. Rowe Price Institutional High Yield Fund, 8.51%	17,776	10,123	$ 4,852	$ 96,843	$ 67,590
T. Rowe Price Reserve Investment Fund, 0.30%	¤	¤	108^	$ 268,928	$ 27,233
Totals			$ 5,253	$ 372,255	$ 99,991

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral investments, which are subject to rebates and fees as described in Note 4.

Other information for the period ended September 30, 2009 related to affiliated companies is as follows:

Investment in securities, at cost	$ 379,691
Dividend income	5,253
Interest income	-
Investment income	$ 5,253
Realized gain (loss) on securities	$ (2,164)
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund ultimately realizes on the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement
On January 1, 2009, the fund adopted new accounting guidance that requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance, and cash flows. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2009:

Following is a reconciliation of the fund’s Level 3 investments for the period ended September 30, 2009. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 securities during the period, if any. The change in unrealized gain (loss) on Level 3 investments held at September 30, 2009 totaled $(6,000) for the period ended September 30, 2009.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values, and potential losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates and credit quality, to adjust overall exposure to certain markets, to enhance total return or protect the value of portfolio securities, to serve as a cash management tool, and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, index, or issuer thereof. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; therefore, the payment risk increases as the price of the relevant underlying credit declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Counterparty Risk and Collateral
 The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with over-the-counter (OTC) derivatives, including swaps and forward currency exchange contracts. Subject to certain minimum exposure requirements (which range from $100,000 to $500,000), collateral generally is determined based on the net aggregate unrealized gain or loss on all OTC derivative contracts with a particular counterparty. Collateral, both pledged by and for the benefit of the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of September 30, 2009 securities valued at $439,000 had been posted no collateral was pledged by counterparties for the benefit of the fund.

The fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is the aggregate unrealized gain on appreciated contracts in excess of any collateral pledged by the counterparty for the benefit of the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against defaults. In accordance with standard derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity in the event the fund fails to maintain sufficient asset coverage; its net assets decline by stated percentages; or it otherwise fails to meet the terms of its agreements, which would cause the fund to accelerate payment of any net liability owed to the counterparty under the contract. For exchange-traded derivatives such as futures and options, each broker in its sole discretion may change margin requirements applicable to the fund.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. At September 30, 2009, the value of loaned securities was $230,243,000; aggregate collateral received included U.S. government securities valued at $335,000.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2009, the cost of investments for federal income tax purposes was $2,404,656,000. Net unrealized gain aggregated $377,313,000 at period-end, of which $448,984,000 related to appreciated investments and $71,671,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 19, 2009